Supplementary Balance Sheet Information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Changes in allowance for doubtful accounts
Balance at beginning of year	$ 245	$ 0	$ 0
Increase (decrease) during the year	(245)	245	0
Balance at end of year	$ 0	$ 245	$ 0